LIFE INSURANCE COMPANY OF NORTH AMERICA

                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                                December 31, 2000
                                  (Unaudited)

This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

Life Insurance
Company of North America
Home Office: Philadelphia, PA

Report of Independent Accountants

To the Contract Owners of Life Insurance Company of North America Separate Account A and the Board of Directors of Life Insurance Company of North America

In our opinion, the accompanying combined balance sheet and related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Life Insurance Company of North America Separate Account A (the "Separate Account") at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 19, 2001

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                             COMBINED BALANCE SHEET
                               December 31, 2000
                                   (Audited)

ASSETS


Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.
1,876,766   qualified shares         (Cost $12,195,019)        $    10,697,573
  286,758   non-qualified shares     (Cost $ 2,266,212)        $     1,634,516

Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund)

   74,209   qualified shares         (Cost $833,416)           $       988,469
   11,568   non-qualified shares     (Cost $140,601)           $       154,080

Delaware Group Decatur Fund, Inc.

  566,993   qualified shares         (Cost $6,351,222)         $    10,126,500
  192,897   non-qualified shares     (Cost $2,223,042)         $     3,445,148

Windsor Fund

  470,299   qualified shares         (Cost $5,379,802)         $     7,190,878
  101,876   non-qualified shares     (Cost $1,402,309)         $     1,557,681

Dreyfus Third Century Fund

  940,502   qualified shares         (Cost $4,642,802)         $    11,088,505
   30,049   non-qualified shares     (Cost $196,612)           $       354,271

Windsor Fund B

  206,732   qualified shares         (Cost $3,477,087)         $     3,160,939
   66,391   non-qualified shares     (Cost $1,089,082)         $     1,015,139

CIGNA High Yield Fund, Inc.

   46,431   qualified shares         (Cost   $482,008)         $       252,120
  111,390   non-qualified shares     (Cost $1,028,128)         $       604,848

Total Assets                                                   $    52,270,667

CONTRACT OWNERS' EQUITY


Contract Owners' Equity (Notes 3 and 7):

Seligman Growth Fund, Inc.
  530,109  qualified accumulation units outstanding
                                   ($20.1799500 per unit)      $    10,697,573
  100,436  non-qualified accumulation units outstandingstanding
                                   ($16.2742050 per unit)      $     1,634,516

Oppenheimer Multiple Strategies Fun(formerly Oppenheimer Fund)

   98,166  qualified accumulation units outstanding
                                   ($10.0693630 per unit)      $       988,469
   15,649  non-qualified accumulation units outstanding
                                   ($9.8459950 per unit)       $       154,080

Delaware Group Decatur Fund, Inc.

  349,431  qualified accumulation units outstanding
                                  ($28.9799690 per unit)       $    10,126,500
  122,338 non-qualified accumulation units outstanding
                                  ($28.1609020 per unit)       $     3,445,148

Windsor Fund

  295,312 qualified accumulation units outstanding
                                  ($24.3501030 per unit)       $     7,190,878
   72,380 non-qualified accumulation units outstanding
                                  ($21.5208780 per unit)       $     1,557,681

Dreyfus Third Century Fund

  333,848  qualified accumulation units outstanding
                                  ($33.2142320 per unit)       $    11,088,505
   12,125  non-qualified accumulation units outstanding
                                  ($29.2181990 per unit)       $       354,271

Windsor Fund B

  113,361  qualified accumulation units outstanding
                                  ($27.8838330 per unit)       $     3,160,939
   35,851  non-qualified accumulation units outstanding
                                  ($28.3155070 per unit)       $     1,015,139

CIGNA High Yield Fund, Inc.

   49,041  qualified accumulation units outstanding
                                  ($5.1410040 per unit)        $       252,120
  116,052  non-qualified accumulation units outstanding
                                  ($5.2118730 per unit)        $       604,848

Contract Owners' Equity                                        $    52,270,667


The accompanying notes are an integral part of these financial statements

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2000
                                   (Audited)

                                                Seligman            Seligman
                                               Growth Fund         Growth Fund
                                                   Inc.                Inc.
                                                Qualified        Non-Qualified

Investment Income:
Dividends                                     $    255,034        $    38,368

Expenses:
Mortality risk and expense fees               $    126,675        $    18,741
 guarantees (Notes 3)

Investment income - net                       $    128,359        $    19,627


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions       $  2,378,304        $   357,800

Net realized gain (loss) on investments:
Proceeds from sale of shares                  $  3,610,554        $   316,002
Cost of shares sold                           $  3,129,665        $   282,612

Net realized gain (loss) on investments       $    480,889        $    33,390
Net unrealized gain (loss) on investments     $ (5,157,324)       $  (741,235)

Net realized and unrealized gain (Loss)       $ (2,298,131)       $  (350,045)
 on investments
Net Increase (Decrease) in Net Assets
 from Investment Operations                   $ (2,169,772)       $  (330,418)


The accompanying notes are an integral part of these financial statements

                                              Oppenheimer      Oppenheimer
                                              Multiple         Multiple
                                              Strategies Fund  Strategies Fund
                                              (formerly        (formerly
                                              Oppenheimer)     Oppenheimer)
                                              Qualified        Non-Qualified

Investment Income:
Dividends                                    $      38,065        $     5,808

Expenses:
Mortality risk and expense fees              $       9,515        $     1,432
 guarantees (Notes 3)

Investment income - net                      $      28,550        $     4,376


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions      $      47,153        $     7,295

Net realized gain (loss) on investments:
Proceeds from sale of shares                 $     267,129        $    20,858
Cost of shares sold                          $     215,784        $    19,854

Net realized gain (loss) on investments      $      51,345        $     1,004

Net unrealized gain (loss) on investments    $     (67,864)       $    (3,407)

Net realized and unrealized gain (Loss)      $      30,634        $     4,892
  on investments

Net Increase (Decrease) in Net Assets
 from Investment Operations                  $      59,184        $     9,268

The accompanying notes are an integral part of these financial statements

                                               Delaware           Delaware
                                               Group              Group
                                               Decatur            Decatur
                                               Fund, Inc.         Fund, Inc.
                                               Qualified          Non-Qualified

Investment Income:
Dividends                                    $     240,011        $    70,853

Expenses:
Mortality risk and expense fees              $      95,082        $    28,704
 guarantees (Notes 3)

Investment income - net                      $     144,929        $    42,149


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions                  0                  0

Net realized gain (loss) on investments
Proceeds from sale of shares                 $   4,466,285        $   423,105
Cost of shares sold                          $   4,967,541        $   463,973

Net realized gain (loss) on investments      $    (501,256)       $   (40,868)

Net unrealized gain (loss) on investments    $     961,725        $   256,448

Net realized and unrealized gain (Loss)      $     460,469        $   215,580
 on investments

Net Increase (Decrease) in Net Assets
 from Investment Operations                  $     605,398        $   257,729

The accompanying notes are an integral part of these financial statements

                                               Windsor          Windsor
                                               Fund             Fund
                                               Qualified        Non-Qualified

Investment Income:
Dividends                                    $     116,703       $     24,300

Expenses:
Mortality risk and expense fees              $      62,816       $     14,169
 guarantees (Notes 3)

Investment income - net                      $      53,887       $     10,131


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions      $     764,543       $    165,446

Net realized gain (loss) on investments:
Proceeds from sale of shares                 $   2,161,071       $    468,935
Cost of shares sold                          $   1,964,975       $    462,856

Net realized gain (loss) on investments      $     196,096       $      6,079

Net unrealized gain (loss) on investments    $    (109,413)      $     31,929

Net realized and unrealized gain (Loss)      $     851,226       $    203,454
 on investments

Net Increase (Decrease) in Net Assets
 from Investment Operations                  $     905,113       $    213,585

The accompanying notes are an integral part of these financial statements

                                              Dreyfus            Dreyfus
                                              Third Century      Third Century
                                              Qualified          Non-Qualified

Investment Income:
Dividends                                    $      70,979       $      2,239

Expenses:
Mortality risk and expense fees              $     117,156       $      3,629
 guarantees (Notes 3)

Investment income - net                      $     (46,177)      $     (1,390)


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions      $     747,941       $     23,589

Net realized gain (loss) on investments:
Proceeds from sale of shares                 $   2,045,499       $     28,284
Cost of shares sold                          $   2,034,242       $     26,108

Net realized gain (loss) on investments      $      11,257       $      2,176

Net unrealized gain (loss) on investments    $  (2,540,097)      $    (79,633)

Net realized and unrealized gain (Loss)      $  (1,780,899)      $    (53,868)
 on investments

Net Increase (Decrease) in Net Assets
 from Investment Operations                  $  (1,827,076)      $    (55,258)

The accompanying notes are an integral part of these financial statements

                                              Windsor          Windsor
                                              Fund B           Fund B
                                              Qualified        Non-Qualified

Investment Income:
Dividends                                    $     51,784       $      16,636

Expenses:
Mortality risk and expense fees              $     28,378       $      10,862
 guarantees (Notes 3)

Investment income - net                      $     23,406       $       5,774


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions      $    336,566       $     107,844

Net realized gain (loss) on investments:
Proceeds from sale of shares                 $  1,357,947       $     694,475
Cost of shares sold                          $  1,353,577       $     660,586

Net realized gain (loss) on investments      $      4,370       $      33,889

Net unrealized gain (loss) on investments    $     25,231       $      (2,191)

Net realized and unrealized gain (Loss)      $    366,167       $     139,582
 on investments

Net Increase (Decrease) in Net Assets
 from Investment Operations                  $    389,573       $     145,316

The accompanying notes are an integral part of these financial statements

                                              CIGNA High       CIGNA High
                                              Yield Fund, Inc. Yield Fund, Inc.
                                              Qualified        Non-Qualified

Investment Income:
Dividends                                   $      37,950       $      97,128

Expenses:
Mortality risk and expense fees             $       2,847       $       7,317
 guarantees (Notes 3)

Investment income - net                     $      35,103       $      89,811


Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions     $           0       $           0

Net realized gain (loss) on investments:
Proceeds from sale of shares                $      55,153       $     164,837
Cost of shares sold                         $      66,156       $     203,091

Net realized gain (loss) on investments     $     (11,003)      $     (38,254)

Net unrealized gain (loss) on investments   $    (106,527)      $    (258,801)

Net realized and unrealized gain (Loss)     $    (117,530)      $    (297,055)
 on investments

Net Increase (Decrease) in Net Assets
 from Investment Operations                 $     (82,427)      $    (207,244)

The accompanying notes are an integral part of these financial statements

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                          Year Ended December 31, 2000
                                    (Audited)
                                                     Seligman       Seligman
                                                   Growth Fund     Growth Fund
                                                       Inc.            Inc.
                                                    Qualified    Non-Qualified

Investment Operations:
Investment income-net                       $     128,359        $     19,627
Realized capital gain distributions         $   2,378,304        $    357,800
Net realized gain (loss) on investments     $     480,889        $     33,390
Net unrealized gain (loss) on investments   $  (5,157,324)       $   (741,235)

Net Increase (Decrease) in net assets from investment operations
                                            $  (2,169,772)       $   (330,418)


Accumulation Unit Transactions:
Net contract considerations                 $        6,742       $        180
  and transfers in (Note 3)
Net contract surrenders                     $   (2,307,581)      $    (79,894)
  and transfers out (Note 3)
Benefit payments to annuitants              $      (79,658)      $   (163,203)

Net Increase (Decrease) from accumulation unit transactions
                                            $   (2,380,497)      $   (242,917)

Net Increase (Decrease) in Net Assets       $   (4,550,269)      $   (573,335)
Net Assets:
Net assets at December 31, 1999             $   15,247,842       $  2,207,851

Net assets at December 31, 2000             $   10,697,573       $  1,634,516


Year Ended December 31, 1999                  Seligman              Seligman
                                            Growth Fund           Growth Fund
                                                Inc.                  Inc.
                                             Qualified           Non-Qualified

Investment Operations:
Investment income-net                       $     (116,434)      $    (16,771)
Realized capital gain distributions         $    1,518,869       $    219,807
Net realized gain (loss) on investments     $      121,641       $     15,814
Net unrealized gain (loss) on investments   $    1,959,390       $    283,458

Net Increase (Decrease) in net assets from investment operations
                                            $    3,483,466       $    502,308


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                            $        9,349       $          0
Net contract surrenders and transfers out (Note 3)
                                            $     (732,376)      $    (99,567)
Benefit payments to annuitants              $     (110,685)      $    (24,502)

Net Increase (Decrease) from accumulation unit transactions
                                            $     (833,712)      $   (124,069)

Net Increase (Decrease) in Net Assets       $    2,649,754       $    378,239
Net Assets:
Net assets at December 31, 1998             $   12,598,088       $  1,829,612

Net assets at December 31, 1999             $   15,247,842       $  2,207,851

The accompanying notes are an integral part of these financial statements.

                                           Oppenheimer            Oppenheimer
                                             Multiple               Multiple
                                          Strategies Fund        Strategies Fun
                                            (formerly              (formerly
                                           Oppenheimer)           Oppenheimer)
                                           Qualified              Non-Qualified

Investment Operations:
Investment income-net                        $      28,550       $      4,376
Realized capital gain distributions          $      47,153       $      7,295
Net realized gain (loss) on investments      $      51,345       $      1,004
Net unrealized gain (loss) on investments    $     (67,864)      $     (3,407)

Net Increase (Decrease) in net assets from investment operations
                                             $      59,184       $      9,268


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                             $         404       $          0
Net contract surrenders and transfers out (Note 3)
                                             $    (224,838)      $    (13,771)
Benefit payments to annuitants               $      (6,548)      $     (1,209)

Net Increase (Decrease) from accumulation unit transactions
                                             $    (230,982)      $    (14,980)

Net Increase (Decrease) in Net Assets        $    (171,798)      $     (5,712)
Net Assets:
Net assets at December 31, 1999              $   1,160,267       $    159,792
Net assets at December 31, 2000              $     988,469       $    154,080


Year Ended December 31, 1999               Oppenheimer            Oppenheimer
                                               Multiple             Multiple
                                          Strategies Fund      Strategies Fund
                                              (formerly            (formerly
                                             Oppenheimer)         Oppenheimer)
                                              Qualified          Non-Qualified

Investment Operations:
Investment income-net                        $      39,709       $      6,640
                                             $      78,520       $     10,699
Net realized gain (loss) on investments      $      86,681       $     26,468
Net unrealized gain (loss) on investments    $     (90,965)      $    (24,470)

Net Increase (Decrease) in net assets from investment operations
                                             $     113,945       $     19,337


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                             $      1,226        $          0
Net contract surrenders and transfers out (Note 3)
                                             $   (339,015)       $    (55,464)
Benefit payments to annuitants               $    (16,907)       $    (79,036)

Net Increase (Decrease) from accumulation unit transactions
                                             $   (354,696)       $   (134,500)

Net Increase (Decrease) in Net Assets        $   (240,751)       $   (115,163)
Net Assets:
Net assets at December 31, 1998              $  1,401,018        $    274,955

Net assets at December 31, 1999              $  1,160,267        $    159,792

The accompanying notes are an integral part of these financial statements.

                                             Delaware               Delaware
                                              Group                  Group
                                              Decatur                Decatur
                                             Fund, Inc.             Fund, Inc.
                                            Qualified              Non-Qualified
Investment Operations:
Investment income-net                        $    144,929        $     42,149
Realized capital gain distributions          $          0        $          0
Net realized gain (loss) on investments      $   (501,256)       $    (40,868)
Net unrealized gain (loss) on investments    $    961,725        $    256,448

Net Increase (Decrease) in net assets from investment operations
                                             $    605,398        $    257,729


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                             $     25,194        $          0
Net contract surrenders and transfers out (Note 3)
                                             $ (4,059,573)       $   (326,372)
Benefit payments to annuitants               $   (241,709)       $    (43,564)

Net Increase (Decrease) from accumulation unit transactions
                                             $ (4,276,088)       $   (369,936)

Net Increase (Decrease) in Net Assets        $ (3,670,690)       $   (112,207)
Net Assets:
Net assets at December 31, 1999              $ 13,797,190        $  3,557,355

Net assets at December 31, 2000              $ 10,126,500        $  3,445,148


Year Ended December 31, 1999                   Delaware             Delaware
                                                Group                Group
                                               Decatur              Decatur
                                               Fund, Inc.           Fund, Inc.
                                              Qualified          Non-Qualified

Investment Operations
Investment income-net                        $    272,666        $     70,818
Realized capital gain distributions          $    384,524        $     97,595
Net realized gain (loss) on investments      $     49,215        $        (71)
Net unrealized gain (loss) on investments    $ (1,352,313)       $   (340,298)

Net Increase (Decrease) in net assets from investment operations
                                             $   (645,908)       $   (171,956)


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                             $    651,974        $          0
Net contract surrenders and transfers out (Note 3)
                                             $ (1,547,806)       $   (300,479)
Benefit payments to annuitants               $    (97,603)       $   (284,687)

Net Increase (Decrease) from accumulation unit transactions
                                             $   (993,435)       $   (585,166)

Net Increase (Decrease) in Net Assets        $ (1,639,343)       $   (757,122)
Net Assets:
Net assets at December 31, 1998              $ 15,436,533        $  4,314,477

Net assets at December 31, 1999              $ 13,797,190        $  3,557,355

The accompanying notes are an integral part of these financial statements.

                                                Windsor                Windsor
                                                 Fund                   Fund
                                            Qualified              Non-Qualified
Investment Operations:
Investment income-net                        $     53,887        $     10,131
Realized capital gain distributions          $    764,543        $    165,446
Net realized gain (loss) on investments      $    196,096        $      6,079
Net unrealized gain (loss) on investments    $   (109,413)       $     31,929

Net Increase (Decrease) in net assets
 from investment operations                  $    905,113        $    213,585


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                             $    150,468        $          0
Net contract surrenders and transfers out (Note 3)
                                             $ (1,808,487)       $   (456,086)
Benefit payments to annuitants               $    (99,789)       $          0

Net Increase (Decrease) from
 accumulation unit transactions              $ (1,757,808)       $   (456,086)

Net Increase (Decrease) in Net Assets        $   (852,695)       $   (242,501)
Net Assets:
Net assets at December 31, 1999              $  8,043,573        $  1,800,182

Net assets at December 31, 2000              $  7,190,878        $  1,557,681


Year Ended December 31, 1999

                                                Windsor            Windsor
                                                 Fund               Fund
                                               Qualified         Non-Qualified
Investment Operations:
Investment income-net                        $    251,476        $     55,023
Realized capital gain distributions          $    735,781        $    155,480
Net realized gain (loss) on investments      $    948,113        $        932
Net unrealized gain (loss) on investments    $   (768,878)       $    (43,602)
Net Increase (Decrease) in net assets        $  1,166,492        $    167,833
  from investment operations

Accumulation Unit Transactions:
Net contract considerations                  $     34,907        $     50,000
   and transfers in (Note 3)
Net contract surrender                       $ (5,415,444)       $     (1,553)
   and transfers out (Note 3)
Benefit payments to annuitants               $   (111,399)       $          0

Net Increase (Decrease) from
 accumulation unit transactions              $ (5,491,936)       $     48,447

Net Increase (Decrease) in Net Assets        $ (4,325,444)       $    216,280
Net Assets:
Net assets at December 31, 1998              $ 12,369,017        $  1,583,902

Net assets at December 31, 1999              $  8,043,573        $  1,800,182

The accompanying notes are an integral part of these financial statements.

                                               Dreyfus                Dreyfus
                                           Third Century          Third Century
                                           Qualified              Non-Qualified
Investment Operations:
Investment income-net                        $    (46,177)        $     (1,390)
Realized capital gain distributions          $    747,941         $     23,589
Net realized gain (loss) on investments      $     11,257         $      2,176
Net unrealized gain (loss) on investments    $ (2,540,097)        $    (79,633)

Net Increase (Decrease) in net               $ (1,827,076)        $    (55,258)
  assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and              $      2,497         $          0
  transfers in (Note 3)
Net contract surrenders and transfers out (Note 3)
                                             $ (1,172,226)        $    (23,725)
Benefit payments to annuitants               $    (25,656)        $     (1,096)

Net Increase (Decrease) from accumulation unit transactions
                                             $ (1,195,385)        $    (24,821)

Net Increase (Decrease) in Net Assets        $ (3,022,461)        $    (80,079)
Net Assets:
Net assets at December 31, 1999              $ 14,110,966         $    434,350

Net assets at December 31, 2000              $ 11,088,505         $    354,271


Year Ended December 31, 1999                  Dreyfus                Dreyfus
                                          Third Century          Third Century
                                            Qualified            Non-Qualified
Investment Operations:
Investment income-net                        $       94,754        $    2,700
Realized capital gain distributions          $      985,840        $   30,330
Net realized gain (loss) on investments      $      122,844        $    6,920
Net unrealized gain (loss) on investments    $    2,043,692        $   55,172

Net Increase (Decrease) in net assets from investment operations
                                             $    3,247,130        $   95,122


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                             $      465,060        $  165,392
Net contract surrenders and transfers out (Note 3)
                                             $   (1,294,227)       $ (177,115)
Benefit payments to annuitants               $      (25,445)       $   (1,017)

Net Increase (Decrease) from
 accumulation unit transactions              $     (854,612)       $  (12,740)

Net Increase (Decrease) in Net Assets        $    2,392,518        $   82,382
Net Assets:
Net assets at December 31, 1998              $   11,718,448        $  351,968

Net assets at December 31, 1999              $   14,110,966        $  434,350

The accompanying notes are an integral part of these financial statements.

                                                  Windsor          Windsor
                                                   Fund B           Fund B
                                                Qualified         Non-Qualified
Investment Operations:
Investment income-net                        $       23,406        $    5,774
Realized capital gain distributions          $      336,566        $  107,844
Net realized gain (loss) on investments      $        4,370        $   33,889
Net unrealized gain (loss) on investments    $       25,231        $   (2,191)

Net Increase (Decrease) in net assets
 from investment operations                  $      389,573        $  145,316


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                             $       28,909        $        0
Net contract surrenders and transfers out (Note 3)
                                             $   (1,055,616)       $ (682,005)
Benefit payments to annuitants               $       (9,103)       $   (2,230)

Net Increase (Decrease) from accumulation unit transactions
                                             $   (1,035,810)       $ (684,235)

Net Increase (Decrease) in Net Assets        $     (646,237)       $ (538,919)
Net Assets:
Net assets at December 31, 1999              $    3,807,176        $1,554,058

Net assets at December 31, 2000              $    3,160,939        $1,015,139


Year Ended December 31, 1999                  Windsor                Windsor
                                               Fund B                 Fund B
                                           Qualified              Non-Qualified
Investment Operations:
Investment income-net                        $      116,595        $   47,291
Realized capital gain distributions          $      329,655        $  134,239
Net realized gain (loss) on investments      $       46,936        $   26,830
Net unrealized gain (loss) on investments    $      (83,964)       $  (28,929)

Net Increase (Decrease) in net assets from investment operations
                                             $      409,222        $  179,431


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                             $      114,977        $        0
Net contract surrenders and transfers out (Note 3)
                                             $     (652,069)       $ (324,781)
Benefit payments to annuitants               $       (2,756)       $   (2,296)

Net Increase (Decrease) from accumulation unit transactions
                                             $     (539,848)       $ (327,077)

Net Increase (Decrease) in Net Assets        $     (130,626)       $ (147,646)
Net Assets:
Net assets at December 31, 1998              $    3,937,802        $1,701,704

Net assets at December 31, 1999              $    3,807,176        $1,554,058

The accompanying notes are an integral part of these financial statements.

                                            CIGNA High             CIGNA High
                                         Yield Fund, Inc.       Yield Fund, Inc.
                                           Qualified              Non-Qualified
Investment Operations:
Investment income-net                        $       35,103        $   89,811
Realized capital gain distributions          $            0        $        0
Net realized gain (loss) on investments      $      (11,003)       $  (38,254)
Net unrealized gain (loss) on investments    $     (106,527)       $ (258,801)

Net Increase (Decrease) in net assets from investment operations
                                             $      (82,427)       $ (207,244)


Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                             $            0        $        0
Net contract surrenders and transfers out (Note 3)
                                             $      (37,082)       $ (150,675)
Benefit payments to annuitants               $      (14,952)       $   (4,159)

Net Increase (Decrease) from accumulation unit transactions
                                             $      (52,034)       $ (154,834)

Net Increase (Decrease) in Net Assets        $     (134,461)       $ (362,078)
Net Assets:
Net assets at December 31, 1999              $      386,581        $  966,926

Net assets at December 31, 2000              $      252,120        $  604,848


Year Ended December 31, 1999
                                           CIGNA High             CIGNA High
                                       Yield Fund, Inc.       Yield Fund, Inc.
                                          Qualified              Non-Qualified

Investment Operations:
Investment income-net                        $       40,010        $   99,277
Realized capital gain distributions          $            0        $        0
Net realized gain (loss) on investments      $       (4,869)       $  (27,287)
Net unrealized gain (loss) on investments    $      (29,032)       $  (58,458)

Net Increase (Decrease) in net asset         $        6,109        $   13,532
  from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)
                                             $            0        $        0
Net contract surrenders and transfers out (Note 3)
                                             $      (76,838)       $ (236,703)
Benefit payments to annuitants               $            0        $        0

Net Increase (Decrease) from accumulation unit transactions
                                             $      (76,838)       $ (236,703)

Net Increase (Decrease) in Net Assets        $      (70,729)       $ (223,171)
Net Assets:
Net assets at December 31, 1998              $      457,310        $1,190,097

Net assets at December 31, 1999              $      386,581        $  966,926

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA

                               SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2000
                                   (Audited)

Note 1. Organization

Life Insurance Company of North America - Separate Account A (the"Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund), Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at December 31, 2000; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 2000 were $91,104 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the year ended December 31, 2000 were as follows:


         Transfers between Separate
           Account A subdivisions                 $ 122,175

         Transfers from the General
           Account                                $   1,116

         Transfers to the General
           Account                                $ 617,212

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the period ended December 31, 2000, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 2001, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Life Insurance Company of North America

Note 7. Accumulation Unit Transactions   Year Ended December 31, 2000

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during 2000 and units outstanding at December 31, 2000 were as follows:




                                                Seligman        Seligman
                                                Growth Fund     Growth Fund
                                                Inc.            Inc.
                                                Qualified       Non-Qualified

Units outstanding at December 31, 1999          627,027         112,479

Units purchased and transfers in                281             9

Benefits, surrenders and transfers out          (97,199)        (12,052)

Units outstanding at December 31, 2000          530,109         100,436




                                                Oppenheimer     Oppenheimer
                                                Multiple        Multiple
                                                Strategies      Strategies
                                                Fund            Fund
                                                (formerly       (formerly
                                                Oppenheimer     Oppenheimer
                                                Fund )          Fund )
                                                Qualified       Non-Qualified

Units outstanding at December 31, 1999          121,783         17,141

Units purchased and transfers in                42              0

Benefits, surrenders and transfers out          (23,659)        (1,492)

Units outstanding at December 31, 2000          98,166          15,649




                                                Delaware        Delaware
                                                Group           Group
                                                Decatur         Decatur
                                                Fund, Inc.      Fund, Inc.
                                                Qualified       Non-Qualified

Units outstanding at December 31, 1999          516,817         137,069

Units purchased and transfers in                980             0

Benefits, surrenders and transfers out          (168,366)       (14,731)

Units outstanding at December 31, 2000          349,431         122,338

                                                Windsor         Windsor
                                                Fund            Fund
                                                Qualified       Non-Qualified

Units outstanding at December 31, 1999          379,625         96,078

Units purchased and transfers in                7,138           0

Benefits, surrenders and transfers out          (91,451)        (23,698)

Units outstanding at December 31, 2000          295,312         72,380






                                                Dreyfus         Dreyfus
                                                Third Century   Third Century
                                                Qualified       Non-Qualified

Units outstanding at December 31, 1999          367,152         12,832

Units purchased and transfers in                65              0

Benefits, surrenders and transfers out          (33,369)        (707)

Units outstanding at December 31, 2000          333,848         12,125




                                                Windsor         Windsor
                                                Fund B          Fund B
                                                Qualified       Non-Qualified

Units outstanding at December 31, 1999          156,228         63,049

Units purchased and transfers in                1,561           0

Benefits, surrenders and transfers out          (44,428)        (27,198)

Units outstanding at December 31, 2000          113,361         35,851

                                                CIGNA High      CIGNA High
                                                Yield Fund,     Yield Fund, Inc.
                                                Inc.
                                                Qualified       Non-Qualified

Units outstanding at December 31, 1999          56,999          140,410

Units purchased and transfers in                0               0

Benefits, surrenders and transfers out          (7,958)         (24,358)

Units outstanding at December 31, 2000          49,041          116,052


The accumulation units for thirteen of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2000 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                            Accumulation    Aggregate
                                              Units           Value

Seligman Growth Fund, Inc. Qualified        31,349          $   632,621
Seligman Growth Fund, Inc. Non-Qualified    7,244           $   117,890
Oppenheimer Multiple Strategies Fund        2,210           $    22,253
Qualified
Oppenheimer Multiple Strategies Fund        1,348           $    13,272
Non-Qualified
Delaware Group Decatur Fund, Inc. Qualified 21,562          $   624,866
Delaware Group Decatur Fund, Inc.           20,848          $   587,098
Non-Qualified
Windsor Fund Qualified                      44,872          $ 1,092,638
Dreyfus Third Century Qualified             16,901          $   561,354
Dreyfus Third Century Non-Qualified         371             $    10,840
Windsor Fund B Qualified                    9,852           $   278,964
Windsor Fund B Non-Qualified                1,253           $    35,479
Cigna High Yield Qualified                  3,538           $    18,189
Cigna High Yield Non-Qualified              12,442          $    64,846


                                          Monthly Annuity       Annuity
                                             Units              Unit Value


Seligman Growth Fund, Inc. Qualified            1,337              7.1509559
Seligman Growth Fund, Inc. Non-Qualified          243              5.7681103
Oppenheimer Multiple Strategies Fund              192              3.5843820
Qualified
Oppenheimer Multiple Strategies Fund               47             10.4422431
Non-Qualified
Delaware Group Decatur Fund, Inc. Qualified       696              9.9909818
Delaware Group Decatur Fund, Inc.               5,060              8.6705858
Non-Qualified
Windsor Fund Qualified                          1,367              8.6705858
Dreyfus Third Century Qualified                   725              6.2340983
Dreyfus Third Century Non-Qualified                19              6.1515343
Windsor Fund B Qualified                          473              3.4731509
Windsor Fund B Non-Qualified                      103              2.2156625
Cigna High Yield Qualified                         83              2.6849952
Cigna High Yield Non-Qualified                    501              0.7655209